Basis of Presentation and General Information (Details)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Date of Incorporation	Apr. 26, 2006
Country of Incorporation	The Republic of the Marshall Islands
Reverse stock split, Conversion ratio	38
Ownership percentage by CEO	28.00%